Plan Description - Vesting (Details) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	20.00%
EBP, Forfeited Nonvested Account	$ 494,551	$ 290,644
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 187,456